Business combination - Summary of Seamex's Operation Results Since the Acquisition Date (Details) - SeaMex $ in Millions	2 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Contract revenues	$ 36
Total operating revenues	36
Vessel and rig operating expenses	(25)
Selling, general and administrative expenses	(2)
Total operating expenses	(27)
Operating profit	9
Interest expense	(4)
Others	(1)
Total financial items	(5)
Income before tax	4
Income tax benefit	2
Income after tax	$ 6